Schedule of Relevant Tax Laws and Regulations (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Total income before income taxes	$ (637,503)	$ (850,004)	$ (33,313)	$ 210,917
SINGAPORE
Total income before income taxes	(637,503)	(850,004)	(33,313)	210,917
Foreign [Member]
Total income before income taxes